Other income (Tables)	12 Months Ended
Dec. 31, 2025
Other income.
Schedule of other income

	2025	2024	2023
Reversal of interest and penalties	—	656	—
Eersteling sale receipts	—	200	—
Other	248	234	263
	248	1,090	263